Segment Reporting - Summary of the Analysis of Group's Assets and Revenues by Location (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Non-current assets	£ 12,801	£ 10,814
Research collaboration	24,806	16,923	£ 12,023
Royalties	569	578	392
Total revenue from contracts with customers	25,375	17,501	12,415
U.K.
Disclosure Of Operating Segments [Line Items]
Non-current assets	3,508	1,166
Research collaboration	24,806	16,923	12,023
Total revenue from contracts with customers	24,806	16,923	12,023
Germany
Disclosure Of Operating Segments [Line Items]
Non-current assets	9,293	9,648
Royalties	569	578	392
Total revenue from contracts with customers	£ 569	£ 578	£ 392